SUBSEQUENT EVENTS (Details Narrative)	Oct. 31, 2025 T	Oct. 20, 2025 T	Sep. 30, 2025 T	Mar. 18, 2025 USD ($) $ / shares	Feb. 07, 2025 shares	Jan. 28, 2025 T	Dec. 31, 2024 T shares	Mar. 16, 2023 shares
Subsequent Event [Line Items]
Tons of lithium battery produced			50,000				50,000
Shares reserved for future issuance | shares							0	230,112
Common Stock [Member]
Subsequent Event [Line Items]
Shares reserved for future issuance | shares							115,056
Subsequent Event [Member]
Subsequent Event [Line Items]
Tons of lithium battery produced						20,000
Publicly held shares of market value | $				$ 15,000,000
Subsequent Event [Member] | Prairie Lithium Limited [Member]
Subsequent Event [Line Items]
Lithium carbonate equivalent number of units		6,000
Lithium carbonate equivalent contract terms		6 years
Subsequent Event [Member] | Mandrake Resources Limited [Member]
Subsequent Event [Line Items]
Lithium carbonate equivalent number of units	7,500
Lithium carbonate equivalent contract terms	12 years
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares reserved for future issuance | shares					50,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Tons of lithium battery produced						25,000
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Bid price | $ / shares				$ 1.00